Notes Payable (Details) $ / shares in Units, $ in Thousands											1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2025 USD ($) shares	Feb. 28, 2025 shares	Feb. 07, 2025 $ / shares shares	Nov. 21, 2024 USD ($)	Nov. 20, 2024 USD ($) shares	Oct. 07, 2024 USD ($)	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 16, 2024 USD ($)	Dec. 29, 2023 USD ($)	Oct. 18, 2023 USD ($)	Aug. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jan. 31, 2025 USD ($)	Nov. 14, 2024 USD ($)	Nov. 13, 2024 $ / shares	Oct. 30, 2024 USD ($)	Apr. 18, 2024 USD ($)
Notes Payable [Line Items]
Amount to be received under promissory note agreement												$ 1,250	$ 1,250		$ 1,250		$ 1,250			$ 2,000		$ 5,000
Interest paid															21	$ 1	1	$ 16
Issuance of Advance Shares, net of issuance costs (in Shares) | shares		5,000
Aggregate purchase price of newly issued shares	$ 688										$ 688		688
Cash												2,850	328	$ 1	328	1	2,850	723
Received from promissory note															553
Repayment of note payable															553
Outstanding principal balances under the promissory notes						$ 1,000				$ 6,000										$ 3,000			$ 2,158
Accrued expenses												$ 7,496	8,026		8,026		7,496	5,381
Received from promissory note																	$ 5,883	1,442
Warrants exercisable, price per share (in Dollars per share) | $ / shares												$ 114.9					$ 114.9
Warrants exercisable (in Shares) | shares												961,667					961,667
Additional interest expense													0		$ 714
Common Stock Warrants [Member]
Notes Payable [Line Items]
Warrants exercisable, price per share (in Dollars per share) | $ / shares																					$ 0.068
Note Payable [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement																			$ 553
Interest accrued on promissory note															7.74%
Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Repayment of note payable									$ 150
Outstanding principal balances under the promissory notes												$ 150	150		$ 150		$ 150	300
Interest expense													2	4	6	11
Accrued expenses												14	$ 20		$ 20		14
Accrued interest on promissory note												$ 14					$ 14	0
Measurement Input, Exercise Price [Member]
Notes Payable [Line Items]
Fair value of common stock													32.1		32.1
Measurement Input, Expected Term [Member]
Notes Payable [Line Items]
Fair value of common stock													10		10
Measurement Input, Option Volatility [Member]
Notes Payable [Line Items]
Fair value of common stock													90		90
Measurement Input, Expected Dividend Rate [Member]
Notes Payable [Line Items]
Fair value of common stock													0		0
Measurement Input, Risk Free Interest Rate [Member]
Notes Payable [Line Items]
Fair value of common stock													4.49		4.49
Common Stock [Member]
Notes Payable [Line Items]
Issuance of Advance Shares, net of issuance costs (in Shares) | shares	91,336										91,336	9,905	91,336
Aggregate purchase price of newly issued shares
Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note									5.00%
After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note									7.00%
ABI [Member]
Notes Payable [Line Items]
Issuance of Advance Shares, net of issuance costs (in Shares) | shares															20,749		20,749
Outstanding principal balances under the promissory notes												$ 0	0		$ 0		$ 0	1,442
Interest expense													0	$ 53	0	$ 142
Accrued expenses												191	191		191		191
Interest expense on promissory notes																	186	5
Accrued interest on promissory note												191					191	5
ABI [Member] | Promissory Note with ABI [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement										$ 6,000
Issuance of Advance Shares, net of issuance costs (in Shares) | shares							20,749
Share price upon closing of merger (in Dollars per share) | $ / shares							$ 300
Aggregate purchase price of newly issued shares							$ 6,225
Conversion of consideration under promissory note agreement							4,225
Cash							$ 2,000
Incentive shares received by subsidiary (in Shares) | shares							41,498
ABI [Member] | 2024 ABI Note [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement						$ 1,000
Interest accrued on promissory note						10.00%
Weekly installments						$ 250
Received from promissory note						1,000
Repayment of note payable						$ 1,000
ABI [Member] | Until Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable [Line Items]
Interest accrued on promissory note										5.00%
ABI [Member] | After Maturity Date [Member] | Promissory Note with ABI [Member]
Notes Payable [Line Items]
Interest accrued on promissory note										7.00%
Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement																							$ 2,158
Received from promissory note																	1,997
Outstanding principal balances under the promissory notes					$ 1,997							1,997					1,997
Accrued expenses												62	$ 62		$ 62		62
Principal amount of promissory notes									$ 176
Received from promissory note																	1,997
Warrants exercisable, price per share (in Dollars per share) | $ / shares			$ 99.9
Expiration date			Feb. 07, 2035
Accrued interest on promissory note												62					$ 62	$ 0
Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable [Line Items]
Issuance of Advance Shares, net of issuance costs (in Shares) | shares			28,333
Executive [Member] | Common Stock [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Common stock, shares issued upon conversion of promissory note (in Shares) | shares					20,000												20,000
Executive [Member] | Until Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note																	7.50%
Executive [Member] | After Maturity Date [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Interest accrued on promissory note																	9.50%
Director [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Principal amount of promissory notes									$ 124
Executive [Member] | Promissory Note with ACAB Executive [Member]
Notes Payable [Line Items]
Amount to be received under promissory note agreement								$ 103
Repayment of note payable								$ 206
Debt instrument repaid upon cancellation of agreement.				$ 103
Debt instrument, repayment date								Nov. 20, 2024
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable, price per share (in Dollars per share) | $ / shares			$ 99.9
Expiration date			Feb. 07, 2035
Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member] | Common Stock Warrants [Member]
Notes Payable [Line Items]
Issuance of Advance Shares, net of issuance costs (in Shares) | shares			28,333,000
Issuance Date [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares			14,166
Issuance Date [Member] | Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares			14,166
One Year Anniversary of Issuance Date [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares			6,667
One Year Anniversary of Issuance Date [Member] | Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares			6,667
Two Year Anniversary of Issuance Date [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares			7,500
Two Year Anniversary of Issuance Date [Member] | Subsequent Event [Member] | Executive [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Warrants exercisable (in Shares) | shares			7,500
Previously Reported [Member] | Promissory Notes with Executive and Director [Member]
Notes Payable [Line Items]
Outstanding principal balances under the promissory notes												$ 147					$ 147